Insurance Contracts - Contracts Initially Recognized in the Period (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Insurance
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	$ 110	$ 119
Total onerous contracts	110	119
Insurance | Reportable segments | Canada
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	69	112
Total onerous contracts	69	112
Insurance | Reportable segments | U.S.
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	0	0
Total onerous contracts	0	0
Insurance | Reportable segments | Asia
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	41	7
Total onerous contracts	41	7
Insurance | Reportable segments | Corporate
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	0	0
Total onerous contracts	0	0
Insurance | Estimates of present value of future cash inflows
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	(19,753)	(17,721)
Total onerous contracts	(755)	(1,278)
Insurance | Estimates of present value of future cash inflows | Reportable segments | Canada
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	(8,070)	(9,182)
Total onerous contracts	(496)	(1,186)
Insurance | Estimates of present value of future cash inflows | Reportable segments | U.S.
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	0	0
Total onerous contracts	0	0
Insurance | Estimates of present value of future cash inflows | Reportable segments | Asia
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	(11,683)	(8,539)
Total onerous contracts	(259)	(92)
Insurance | Estimates of present value of future cash inflows | Reportable segments | Corporate
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	0	0
Total onerous contracts	0	0
Insurance | Insurance acquisition cash flows
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	2,061	2,777
Total onerous contracts	206	122
Insurance | Insurance acquisition cash flows | Reportable segments | Canada
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	946	1,033
Total onerous contracts	99	101
Insurance | Insurance acquisition cash flows | Reportable segments | U.S.
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	0	0
Total onerous contracts	0	0
Insurance | Insurance acquisition cash flows | Reportable segments | Asia
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	1,115	1,744
Total onerous contracts	107	21
Insurance | Insurance acquisition cash flows | Reportable segments | Corporate
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	0	0
Total onerous contracts	0	0
Insurance | Other cash outflows
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	15,548	13,085
Total onerous contracts	535	1,146
Insurance | Other cash outflows | Reportable segments | Canada
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	6,445	7,456
Total onerous contracts	372	1,076
Insurance | Other cash outflows | Reportable segments | U.S.
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	0	0
Total onerous contracts	0	0
Insurance | Other cash outflows | Reportable segments | Asia
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	9,103	5,629
Total onerous contracts	163	70
Insurance | Other cash outflows | Reportable segments | Corporate
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	0	0
Total onerous contracts	0	0
Insurance | Risk adjustment
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	579	530
Total onerous contracts	124	129
Insurance | Risk adjustment | Reportable segments | Canada
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	270	293
Total onerous contracts	94	121
Insurance | Risk adjustment | Reportable segments | U.S.
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	0	0
Total onerous contracts	0	0
Insurance | Risk adjustment | Reportable segments | Asia
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	309	237
Total onerous contracts	30	8
Insurance | Risk adjustment | Reportable segments | Corporate
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	0	0
Total onerous contracts	0	0
Insurance | CSM
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	1,675	1,448
Insurance | CSM | Reportable segments | Canada
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	478	512
Insurance | CSM | Reportable segments | U.S.
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	0	0
Insurance | CSM | Reportable segments | Asia
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	1,197	936
Insurance | CSM | Reportable segments | Corporate
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	0	0
Reinsurance contracts held
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	0	0
Reinsurance contracts held | Loss component
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	0	0
Total onerous contracts	55	44
Reinsurance contracts held | Reportable segments | Canada
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	0	0
Reinsurance contracts held | Reportable segments | Canada | Loss component
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	0	0
Total onerous contracts	42	43
Reinsurance contracts held | Reportable segments | U.S.
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	0	0
Reinsurance contracts held | Reportable segments | U.S. | Loss component
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	0	0
Total onerous contracts	0	0
Reinsurance contracts held | Reportable segments | Asia
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	0	0
Reinsurance contracts held | Reportable segments | Asia | Loss component
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	0	0
Total onerous contracts	13	1
Reinsurance contracts held | Reportable segments | Corporate
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	0	0
Reinsurance contracts held | Reportable segments | Corporate | Loss component
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	0	0
Total onerous contracts	0	0
Reinsurance contracts held | Estimates of present value of future cash inflows
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	1,322	1,983
Reinsurance contracts held | Estimates of present value of future cash inflows | Loss component
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	182	158
Reinsurance contracts held | Estimates of present value of future cash inflows | Reportable segments | Canada
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	1,144	275
Reinsurance contracts held | Estimates of present value of future cash inflows | Reportable segments | Canada | Loss component
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	167	155
Reinsurance contracts held | Estimates of present value of future cash inflows | Reportable segments | U.S.
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	0	1,419
Reinsurance contracts held | Estimates of present value of future cash inflows | Reportable segments | U.S. | Loss component
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	0	0
Reinsurance contracts held | Estimates of present value of future cash inflows | Reportable segments | Asia
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	178	289
Reinsurance contracts held | Estimates of present value of future cash inflows | Reportable segments | Asia | Loss component
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	15	3
Reinsurance contracts held | Estimates of present value of future cash inflows | Reportable segments | Corporate
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	0	0
Reinsurance contracts held | Estimates of present value of future cash inflows | Reportable segments | Corporate | Loss component
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	0	0
Reinsurance contracts held | Estimates of present value of future cash outflows, premiums and other expenses
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	(1,423)	(2,135)
Reinsurance contracts held | Estimates of present value of future cash outflows, premiums and other expenses | Loss component
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	(160)	(148)
Reinsurance contracts held | Estimates of present value of future cash outflows, premiums and other expenses | Reportable segments | Canada
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	(1,208)	(275)
Reinsurance contracts held | Estimates of present value of future cash outflows, premiums and other expenses | Reportable segments | Canada | Loss component
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	(147)	(145)
Reinsurance contracts held | Estimates of present value of future cash outflows, premiums and other expenses | Reportable segments | U.S.
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	0	(1,515)
Reinsurance contracts held | Estimates of present value of future cash outflows, premiums and other expenses | Reportable segments | U.S. | Loss component
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	0	0
Reinsurance contracts held | Estimates of present value of future cash outflows, premiums and other expenses | Reportable segments | Asia
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	(215)	(345)
Reinsurance contracts held | Estimates of present value of future cash outflows, premiums and other expenses | Reportable segments | Asia | Loss component
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	(13)	(3)
Reinsurance contracts held | Estimates of present value of future cash outflows, premiums and other expenses | Reportable segments | Corporate
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	0	0
Reinsurance contracts held | Estimates of present value of future cash outflows, premiums and other expenses | Reportable segments | Corporate | Loss component
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	0	0
Reinsurance contracts held | Risk adjustment
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	127	29
Reinsurance contracts held | Risk adjustment | Loss component
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	53	56
Reinsurance contracts held | Risk adjustment | Reportable segments | Canada
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	80	82
Reinsurance contracts held | Risk adjustment | Reportable segments | Canada | Loss component
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	51	56
Reinsurance contracts held | Risk adjustment | Reportable segments | U.S.
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	0	(91)
Reinsurance contracts held | Risk adjustment | Reportable segments | U.S. | Loss component
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	0	0
Reinsurance contracts held | Risk adjustment | Reportable segments | Asia
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	47	38
Reinsurance contracts held | Risk adjustment | Reportable segments | Asia | Loss component
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	2	0
Reinsurance contracts held | Risk adjustment | Reportable segments | Corporate
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	0	0
Reinsurance contracts held | Risk adjustment | Reportable segments | Corporate | Loss component
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	0	0
Reinsurance contracts held | CSM
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	(26)	123
Reinsurance contracts held | CSM | Loss component
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	(75)	(66)
Reinsurance contracts held | CSM | Reportable segments | Canada
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	(16)	(82)
Reinsurance contracts held | CSM | Reportable segments | Canada | Loss component
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	(71)	(66)
Reinsurance contracts held | CSM | Reportable segments | U.S.
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	0	187
Reinsurance contracts held | CSM | Reportable segments | U.S. | Loss component
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	0	0
Reinsurance contracts held | CSM | Reportable segments | Asia
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	(10)	18
Reinsurance contracts held | CSM | Reportable segments | Asia | Loss component
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	(4)	0
Reinsurance contracts held | CSM | Reportable segments | Corporate
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	0	0
Reinsurance contracts held | CSM | Reportable segments | Corporate | Loss component
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	$ 0	$ 0